                                THE SHELBY FUNDS


                                 THE SHELBY FUND

                            THE SHELBY LARGE CAP FUND

                    Supplement Dated November 7, 2002 to the
     Class A & Class B Shares Prospectus dated August 1, 2002 ("Prospectus")


1. The following expense example table supersedes and replaces, in its entirety, the expense example table found on Page 6 of the Prospectus regarding The Shelby Fund:

                                             1 Year     3 Years     5 Years       10 Years
     CLASS A SHARES                           $676      $1,096        $1,540       $2,771
     CLASS B SHARES
         Assuming Redemption                  $786      $1,277        $1,694       $2,979
         Assuming No Redemption               $286        $877        $1,494       $2,979

2. The following expense example table supersedes and replaces, in its entirety, the expense example table found on Page 10 of the Prospectus regarding The Shelby Large Cap Fund:

                                               1 Year     3 Years     5 Years       10 Years
     CLASS A SHARES                             $672      $1,084        $1,521       $2,731
     CLASS B SHARES
         Assuming Redemption                    $782      $1,265        $1,674       $2,940
         Assuming No Redemption                 $282        $865        $1,474       $2,940

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE